Related Party Transactions - Schedule of Advances to Suppliers- Related Party (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Advances to suppliers- related party	$ 29,240
Linsun Smart Technology Co Ltd [Member]
Advances to suppliers- related party	$ 29,240